Note 21 - Income Taxes - Unrecognized Deferred Tax Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Excess of tax over book basis	$ 15,824	$ 14,718
Alternative minimum tax credit carryforward		2,068
Losses available for carryforward [member]
Statement Line Items [Line Items]
Deferred tax assets not reflected		55,745
Mark to market gains (losses) on derivative instruments [member]
Statement Line Items [Line Items]
Deferred tax assets not reflected		$ 86,767